INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 1,266,329	$ 178,358	¥ 1,271,548
Less: accumulated amortization	(431,851)	(60,824)	(263,528)
Intangible assets, net	834,478	117,534	1,008,020
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,159	87,488	620,500
Less: accumulated amortization	(228,561)	(32,192)	(130,701)
Patents and technologies
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	60,900	8,578	60,900
Less: accumulated amortization	(27,913)	(3,931)	(17,763)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	497,968	70,137	497,939
Less: accumulated amortization	(120,281)	(16,941)	(70,494)
Software and copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	82,168	11,573	88,502
Less: accumulated amortization	(51,459)	(7,248)	(41,286)
Others
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,134	582	3,707
Less: accumulated amortization	¥ (3,637)	$ (512)	¥ (3,284)